Provision For Income Taxes And Deferred Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) through business combinations, deferred tax liability (asset)	$ 1.2
Deferred tax liability (asset)	0.6	$ 5.6
Increase (decrease) in deferred tax liability (asset)	0.4
Unrecognized tax benefits reserve	12.7
Unrecognized tax benefits, penalties and interest	0.5
Canadian non-capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, offset by valuation allowance	63.5	66.1
U.S Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, offset by valuation allowance	45.7	0.4
Operating loss carryforward	52.2	30.8
State and Local Jurisdiction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforward, offset by valuation allowance	180.8	128.0
Operating loss carryforward	$ 184.3	$ 138.3